Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, plant and equipment
Total property, plant and equipment, gross	¥ 5,539,261	¥ 3,007,759
Less: Accumulated depreciation	(983,222)	(498,691)
Less: Accumulated impairment loss	(57,770)	(30,381)
Total property, plant and equipment, net	4,498,269	2,478,687		$ 705,877
Depreciation expenses	579,097	312,011	¥ 107,173
Impairment recognized for property, plant and equipment	27,389	30,381	¥ 18,066
Other noncurrent assets	1,981,076	321,184		310,872
Other noncurrent liabilities	802,259	184,717		$ 125,891
Automotive Manufacturing Permission
Property, plant and equipment
Other noncurrent liabilities	93,701
Beijing Manufacturing Base Agreements
Property, plant and equipment
Construction in process	149,098
Other noncurrent assets	11,606
Construction in process
Property, plant and equipment
Total property, plant and equipment, gross	1,942,953	53,579
Mold and tooling
Property, plant and equipment
Total property, plant and equipment, gross	1,098,392	987,316
Production facilities
Property, plant and equipment
Total property, plant and equipment, gross	804,281	787,970
Leasehold improvements
Property, plant and equipment
Total property, plant and equipment, gross	660,902	249,879
Buildings
Property, plant and equipment
Total property, plant and equipment, gross	409,123	404,772
Buildings improvements
Property, plant and equipment
Total property, plant and equipment, gross	297,163	311,947
Equipment
Property, plant and equipment
Total property, plant and equipment, gross	266,745	175,887
Vehicle sales
Property, plant and equipment
Total property, plant and equipment, gross	¥ 59,702	¥ 36,409